Leases - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) ft²	Mar. 31, 2022 USD ($) ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ft² Sublease	Apr. 01, 2022 ft²
Leases [Line Items]
Square feet of property subject to sublease | ft²		13,643				27,000	26,114
Restricted cash	$ 0		$ 1,780	$ 1,780
Restricted Cash, Current	$ 1,780		$ 0
Property sublease, description	The Company had a sublease, as amended, for up to approximately 69,000 square feet of office and laboratory space in Cambridge, Massachusetts. The sublease was subject and subordinate to a prime lease between the sublandlord and the prime landlord. The term of the sublease commenced in June 2018 and was set to expire in February 2028		The Company has a sublease, as amended, for up to approximately 69,000 square feet of office and laboratory space in Cambridge, Massachusetts. The sublease is subject and subordinate to a prime lease between the sublandlord and the prime landlord. The term of the sublease commenced in June 2018 and expires in February 2028. The sublandlord has the right to terminate the sublease after five years.
Gain Loss On Termination Of Lease	$ (8,059)	$ 0
Long-term deferred rent			$ 0	6,399
Deferred rent, current portion				555
Sublease termination period			5 years
Sublease expiration period			2028-02
Sublease commencement period			2018-06
Rent expense				6,200
Number of Sub-sublease | Sublease						2
Rental payments receivable			$ 3,600
Sub Sublease [Member]
Leases [Line Items]
Square feet of property subject to sublease | ft²	26,114
Other income from sub-sublease	$ 800	$ 800	3,100	$ 3,500
Office and Lab Sublease [Member]
Leases [Line Items]
Operating lease termination payment	14,800
Office and Lab Sublease [Member] | Letter of Credit [Member]
Leases [Line Items]
Restricted cash			$ 1,800
Restricted Cash, Current	$ 1,800
Office and Lab Sublease [Member] | Paid By Sublandlord [Member]
Leases [Line Items]
Payments for tenant improvements					$ 5,200